Accounts and Other Receivables - Summary of Accounts and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Credit card receivables	$ 87,791	$ 207,374
Accounts receivable	76,146	49,988
Indirect tax receivables	32,815	41,982
Yard receivables	26,670	19,932
Other	15,346	25,478
Total	$ 238,768	$ 344,754